Consolidated Statements Of Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans and fees on loans	$ 5,862,832	$ 6,912,550	$ 6,997,466
Investment securities	820,729	916,464	1,025,983
Federal funds sold and other	17,132	18,968	16,378
Total interest income	6,700,693	7,847,982	8,039,827
Interest Expense
Deposits	1,467,215	2,331,067	2,930,929
Federal funds and customer repurchase agreements	26,718	38,259	78,438
Federal Home Loan Bank advances	93,871	200,885	237,870
Broker repurchase agreements	239,746	177,103	176,619
Total interest expense	1,827,550	2,747,314	3,423,856
Net interest income	4,873,143	5,100,668	4,615,971
Provision for loan losses	670,000	1,260,000	2,955,000
Net interest income after provision for loan losses	4,203,143	3,840,668	1,660,971
Noninterest Income
Service fees on deposit accounts	531,437	536,480	572,973
Gain on sale of available-for-sale investments		325,656	299,063
Mortgage loan origination fees			154,905
Other	214,919	206,540	183,225
Total noninterest income	746,356	1,068,676	1,210,166
Noninterest Expenses
Salaries and benefits	2,181,085	2,238,400	2,392,717
Occupancy and equipment	530,827	542,138	572,025
Data processing	240,702	233,631	218,110
Advertising	27,171	21,225	30,258
Supplies	76,596	67,136	69,383
Professional and regulatory fees	574,367	584,539	551,330
Directors' fees	130,550	137,025	138,475
Loan expenses	222,515	213,035	322,687
Holding costs of foreclosed property	527,850	461,598	117,272
Loss on sale of foreclosed property	193,693	180,397	228,547
Impairment of foreclosed property	430,513	709,751
Other operating expenses	394,337	406,509	411,344
Total noninterest expenses	5,530,206	5,795,384	5,052,148
Loss before income taxes	(580,707)	(886,040)	(2,181,011)
Income tax expense (benefit)	908,441	(388,273)	(819,737)
Net loss	(1,489,148)	(497,767)	(1,361,274)
Dividend on preferred stock	(88,077)	(30,476)
Loss available to common shareholders	$ (1,577,225)	$ (528,243)	$ (1,361,274)
Loss Per Common Share
Basic	$ (0.71)	$ (0.24)	$ (0.62)
Diluted	$ (0.71)	$ (0.24)	$ (0.62)
Weighted Average Common Shares Outstanding
Basic	2,210,769	2,210,769	2,208,191
Diluted	2,210,769	2,210,769	2,208,191